SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total	$ 13,201,446	$ 13,363,646
Less: accumulated depreciation	(6,438,998)	(5,529,744)
Property, equipment and software, net	6,762,448	7,833,902
Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	3,854,036	4,053,815
Electronic Equipment, Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	2,609,556	2,222,712
Media Display Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	1,056,675	1,111,450
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	37,780	39,738
Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Total	$ 5,643,399	$ 5,935,931